Other operating loss (Details) - USD ($) $ in Thousands					12 Months Ended
	Oct. 20, 2020	Mar. 09, 2020	Jan. 21, 2020	Jan. 15, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Operating Loss [Abstract]
Time charter termination fees					$ 0	$ 0	$ (4,800)
M/T Eco Fleet [Member]
Other Operating Loss [Abstract]
Time charter termination fees				$ 500
M/T Stenaweco Elegance [Member]
Other Operating Loss [Abstract]
Time charter termination fees			$ 1,850
M/T Eco Palm Desert [Member]
Other Operating Loss [Abstract]
Time charter termination fees		$ 1,700
M/T Eco California [Member]
Other Operating Loss [Abstract]
Time charter termination fees	$ 750